Events after reporting period (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Disclosure of detailed information about business combination

As at	August 31, 2022
100 Percent of the Identifiable Assets Acquired and Liabilities Assumed
Cash	9
Accounts Receivable and Accrued Revenues	164
Inventories	88
Property, Plant and Equipment	3,218
Accounts Payable and Accrued Liabilities	(313)
Income Tax Payable	(39)
Decommissioning Liabilities	(48)
Deferred Income Tax Liabilities	(486)
Total Identifiable Net Assets	2,593

As at	August 31, 2022
Cash, Net of Closing Adjustments	394
Bay Du Nord	40
Variable Payment	600
Total Consideration	1,034

As at	January 1, 2021
Consideration
Common Shares	6,111
Preferred Shares	519
Share Purchase Warrants	216
Replacement Stock Options	9
Other	17
Non-Controlling Interest	11
Total Consideration and Non-Controlling Interest	6,883

Identifiable Assets Acquired and Liabilities Assumed
Cash	735
Restricted Cash	164
Accounts Receivable and Accrued Revenues	1,307
Inventories	1,133
Exploration and Evaluation Assets	45
Property, Plant and Equipment	13,296
Right-of-Use Assets	1,132
Long-Term Income Tax Receivable	66
Other Assets	230
Investment in Equity-Accounted Affiliates	363
Deferred Income Tax Assets, Net	1,062
Accounts Payable and Accrued Liabilities	(2,283)
Income Tax Payable	(94)
Short-Term Borrowings	(40)
Long-Term Debt	(6,602)
Lease Liabilities	(1,441)
Decommissioning Liabilities	(2,697)
Other Liabilities	(782)
Total Identifiable Net Assets	5,594
Goodwill	1,289